Total
Monongahela All Cap Value Fund
SUMMARY SECTION
Investment Objective
The Monongahela All Cap Value Fund (the “Fund”) seeks total return through long-term capital appreciation and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monongahela All Cap Value Fund Monongahela All Cap Value Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	(1.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monongahela All Cap Value Fund Monongahela All Cap Value Fund Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.22%	[1]
Fee Waiver and/or Expense Reimbursement	(1.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses (“AFFE”).
[2]	Monongahela Capital Management (the “Adviser”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85% through September 1, 2022 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (i.e., after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Monongahela All Cap Value Fund | Monongahela All Cap Value Fund Shares | USD ($)	88	563	1,065	2,448

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of domestic equity securities, which primarily consist of common and preferred stocks and securities convertible into common stocks, of companies of any market capitalization. The Fund invests in securities that the Adviser believes are undervalued and exhibit the likelihood of exceeding market returns. Utilizing fundamental research, the Fund seeks equity securities selling at discounts to their intrinsic values with the intention to hold these securities until their market values reflect or exceed such intrinsic values. Under normal circumstances, the Adviser expects the holding period of the equity securities in which the Fund invests to be between two and six years. While the Fund’s vision is long term, the relationship of price to intrinsic value will ultimately determine the holding period of a given security. When market discounts to intrinsic value are discovered, a security becomes a candidate for purchase. Conversely, when the market places a premium on a security as compared to its intrinsic value, the security becomes a sell candidate. Consistent with its investment objective, the Fund intends to invest opportunistically in the various market capitalization segments and to vary its allocations to micro-, small-, mid- and large-capitalization companies.

The Fund may invest in foreign equity securities and sponsored and unsponsored American Depositary Receipts (“ADRs”) of companies located in developed countries using the same value-oriented approach the Fund uses to invest in domestic equity securities. The location of companies in which the Fund invests may be determined by a company’s country of incorporation, the location of the securities exchange on which a company is principally traded, or the location from which a company derives the majority of its revenues.

The Fund may sell covered call options on a portion of the portfolio. The Adviser believes this strategy will add to the performance and reduce the volatility of the Fund by generating income to offset losses on portfolio securities in falling markets and limiting returns on portfolio securities to the exercise price in rising markets.

The Fund may invest up to 30% of its assets in fixed-income securities whose returns the Adviser believes will provide comparable returns to the equities in which the Fund invests. The Fund will only invest in fixed-income investments of investment grade quality, defined as “Baa” in the case of Moody’s Investors Service, Inc. (“Moody’s”) and “BBB” in the case of Standard & Poor’s Financial Services, LLC, a division of the McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc (“Fitch”).

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Equity Risk. Equity securities, which include common and preferred stocks and securities convertible into common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Value Investment Risk. The Fund’s investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value approach could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Industrials Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Consumer Discretionary Sector Risk. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.

Mid Capitalization Company Risk. Investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Small and Micro Capitalization Company Risk. The Fund’s investments in small and micro capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Technology Sector Risk. Investments in technology companies are vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended, or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors’ assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer’s local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Fund’s net asset value.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. Securities selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Selling Call Options Risk. As a result of selling covered call options, the Fund may be required to deliver a portfolio security to the owner of the call option. Under such circumstance, the Fund would not participate in additional increases in the stock price. In addition, selling options generates gains, which are largely short-term capital gains that are distributed to shareholders as dividends or lower the cost basis of the Fund’s portfolio.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given that interest rates are near historic lows, risks associated with rising rates may be heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Cash and Cash Equivalents Holdings Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.Moncapfund.com or by calling (855) 392-9331 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2021 was 18.31%.

During the period shown, the highest return for a quarter was 20.93% for the quarter ended June 30, 2020, and the lowest return was -24.83% for the quarter ended March 31, 2020.

Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - Monongahela All Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Monongahela All Cap Value Fund Shares	13.25%	14.12%	11.17%	Jul. 01, 2013
Monongahela All Cap Value Fund Shares | After Taxes on Distributions	12.92%	12.87%	10.13%
Monongahela All Cap Value Fund Shares | After Taxes on Distributions and Sales	8.08%	11.08%	8.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	14.20%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	7.98%

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

Russell 2000® Value Index measures the performance of 2,000 small-capitalization companies within the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies (based on total market capitalization).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.